Summary of Significant Accounting Policies (Additional Information) (Details) - EBP 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Investments at fair value	$ 186,717,533	$ 160,617,362
Measured at NAV
EBP, Accounting Policy [Line Items]
Investments at fair value	34,259,968	31,538,124
Common/collective Trusts
EBP, Accounting Policy [Line Items]
Investments at fair value	34,259,968	31,538,124
Common/collective Trusts | Measured at NAV
EBP, Accounting Policy [Line Items]
Investments at fair value	$ 34,259,968	$ 31,538,124